AMOUNTS DUE TO RELATED COMPANIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
AMOUNT DUE FROM A RELATED COMPANY [Abstract]
AMOUNTS DUE TO RELATED COMPANIES

NOTE—6     AMOUNTS DUE TO RELATED COMPANIES

As of June 30, 2015, the balances represented temporary advances made to the Company by various related companies controlled by the spouse of a director of the Company for working capital purpose. The amounts are unsecured, bears no interest and is payable upon demand.

6. AMOUNTS DUE TO RELATED COMPANIES

As of December 31, 2014 and 2013, the balances represented temporary advances made to the Company by various related companies controlled by the spouse of a director of the Company for working capital purpose. The amounts are unsecured, bears no interest and is payable upon demand.